Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 9. Subsequent events

(a)	As part of its planning to deregister as a public company in Australia and transition from trading American Depositary Shares (ADSs) to trading its ordinary shares on Nasdaq, the Company is required to strengthen its equity position in order to meet applicable regulatory and listing requirements. During July 2025, the Company sold 677,215 ADS under the Sales Agreement, at an average sale price of $3.71, for gross proceeds of $2,511,299, net of sales cash commission of $75,339.

(b)

On July 20, 2025, the board of directors of the Company approved vesting acceleration for the outstanding unvested options balance at the dates of resignation of two non-executive directors (“Ex-NED”) (the first Ex-NED resigned on June 1, 2025, and the second Ex-NED resigned on June 7, 2025). Each of the Ex-NEDs held 18,560 unvested options at the date of resignation. Additionally, the board of directors approved a period extension to exercise the Ex-NEDs vested options from 60 days after resignation (as per the Company’s Employee Securities Incentive Plan terms) to 12 months after resignation.